Long-term Debt - Schedule of Minimum Repayments for Balances Outstanding for Revolving and Term Loan Credit Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-Term Debt	$ 2,450,633	$ 2,884,514
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
2018	193,253
2019	101,205
2020	176,254
2021	244,836
2022	77,936
Thereafter	402,532
Long-Term Debt	1,196,016	1,600,085
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2018	65,923
2019	197,320
2020	53,281
2021	56,416
2022	422,941
Thereafter	58,240
Long-Term Debt	$ 854,121	$ 958,304